Nature and Description of Business (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2022	Sep. 22, 2022	May 17, 2022	Apr. 01, 2021
Nature and Description of Business (Details) [Line Items]
Convertible debentures					12.50%
Increase in net loss		$ 8,400,000
Fair value expense		6,300,000
Interest expense increase		900,000
Debt default		$ 1,200,000
Capital stock shares (in Shares)				510,000,000		5,589,820
Price per share (in Dollars per share)	$ 0.00001			$ 0.00001
Convertible shares (in Shares)				3,010,000,000
Common stock shares (in Shares)		499,560,659		3,000,000,000
Preferred stock shares (in Shares)				10,000,000
Business acquisition planned restructuring activities description	Pursuant to the Heads of Terms, the Company and Ostendo agreed to certain terms related to the Company’s sale of its Ethereum mining assets and certain associated real property (“Assets”) to Ostendo for Ostendo preferred stock.
Deposits	$ 1,600,000
Purchase of additional shares (in Shares)	166,667
Subsequent Event [Member]
Nature and Description of Business (Details) [Line Items]
Initial deposit			$ 1,600,000